LOANS - Loan portfolio by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loans and receivables	$ 206,447,165	$ 182,128,114
Loan portfolio
Disclosure of financial assets [line items]
Loans and receivables	206,447,165	182,128,114
Loan portfolio | Up to 1 year
Disclosure of financial assets [line items]
Loans and receivables	68,191,750	63,904,306
Loan portfolio | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Loans and receivables	39,611,896	33,421,703
Loan portfolio | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	28,749,452	26,282,691
Loan portfolio | More than 5 years
Disclosure of financial assets [line items]
Loans and receivables	69,894,067	58,519,414
Commercial loans
Disclosure of financial assets [line items]
Loans and receivables	115,680,616
Commercial lending portfolio
Disclosure of financial assets [line items]
Loans and receivables	110,986,938	98,936,699
Commercial lending portfolio | Up to 1 year
Disclosure of financial assets [line items]
Loans and receivables	45,689,138	43,563,371
Commercial lending portfolio | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Loans and receivables	27,230,670	21,361,808
Commercial lending portfolio | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	16,500,368	14,377,652
Commercial lending portfolio | More than 5 years
Disclosure of financial assets [line items]
Loans and receivables	21,566,762	19,633,868
Interbank and overnight funds
Disclosure of financial assets [line items]
Loans and receivables	4,693,678	2,718,961
Interbank and overnight funds | Up to 1 year
Disclosure of financial assets [line items]
Loans and receivables	4,693,678	2,718,961
Loans to consumers
Disclosure of financial assets [line items]
Loans and receivables	65,835,457	59,840,451
Loans to consumers | Up to 1 year
Disclosure of financial assets [line items]
Loans and receivables	17,061,123	16,960,850
Loans to consumers | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Loans and receivables	11,388,303	11,120,798
Loans to consumers | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	11,229,958	10,977,705
Loans to consumers | More than 5 years
Disclosure of financial assets [line items]
Loans and receivables	26,156,073	20,781,098
Mortgages
Disclosure of financial assets [line items]
Loans and receivables	24,558,771	20,221,683
Mortgages | Up to 1 year
Disclosure of financial assets [line items]
Loans and receivables	548,925	435,684
Mortgages | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Loans and receivables	846,345	767,773
Mortgages | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	998,398	916,274
Mortgages | More than 5 years
Disclosure of financial assets [line items]
Loans and receivables	22,165,103	18,101,952
Microcredit
Disclosure of financial assets [line items]
Loans and receivables	372,321	410,320
Microcredit | Up to 1 year
Disclosure of financial assets [line items]
Loans and receivables	198,886	225,440
Microcredit | Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Loans and receivables	146,578	171,324
Microcredit | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	20,728	11,060
Microcredit | More than 5 years
Disclosure of financial assets [line items]
Loans and receivables	$ 6,129	$ 2,496